Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net income (loss)	$ (5,753)	$ (47,711)
Depreciation of property and equipment and intangible assets	6,531	7,216
Gains on sales of marketable securities	225	0
Grants recognized in other income and income from operations	(1,086)	(337)
Remeasurement of acquisition liabilities	37,256	30,246
Interest expenses on debt related to the royalty agreement including related party	2,986	1,179
Unrealized exchange gains	(7,315)	0
Stock compensation expense	4,152	1,107
Income tax	6,456	(2,807)
Increase (decrease) in cash from:
Accounts receivable	(1,015)	2,520
Inventory	1,175	(1,816)
Prepaid expenses and other current assets	(1,460)	(750)
Research and development tax credit receivable	3,807	5,132
Accounts payable and Other Current Liabilities	(3,265)	214
Deferred revenue	(1,314)	(397)
Accrued expenses	(2,138)	(1,847)
Other long-term assets and liabilities	59	248
Net cash provided by (used in) operating activities	39,301	(7,803)
Cash flows from investing activities:
Purchases of property and equipment	(659)	(712)
Purchase of marketable securities	(31,093)	(27,752)
Proceeds from sales of marketable securities	21,196	4,334
Net cash provided by (used in) investing activities	(10,556)	(24,130)
Cash flows from financing activities:
Repayment of Debt	(5,791)	(34,471)
Reimbursment of conditional grants	(615)	(151)
Earnout payments on acquisition related debt to related parties	(6,118)	(611)
Proceeds from issuance of ordinary shares and warrants	1,652	116,152
Net cash provided by (used in) financing activities	(10,872)	80,919
Effect of exchange rate changes on cash and cash equivalents	(2,397)	(1,518)
Net increase (decrease) in cash and cash equivalents	15,476	47,468
Cash and cash equivalents, beginning of period	39,760	6,636
Cash and cash equivalents, end of period	55,236	54,104
Supplemental disclosures of cash flow information:
Income tax paid	20,875	281
Interest paid	$ 1,367	$ 5,358